Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Trustee holds the Plan’s investments and executes all investment transactions. The Plan allows for investment in the Company’s common stock, common collective trust funds, money market fund, and mutual funds. A participant may direct the Trustee to invest any portion of his or her elective contributions, Company safe harbor non-elective and discretionary contributions and rollover contributions in available investment options. Available investment options may change at any time at the discretion of the Company.

The Plan provides for investments in various securities that, in general, are exposed to various risks, such as interest rate, credit, liquidity risk and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits and changes therein and participant account balances.